SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
Schedule of shares repurchased

	December 31,
	2022		2021		2020
Repurchased from:	Shares	RUBm	Shares	RUBm	Shares	RUBm

Open market	—	—	42,512,570	13,963	26,038,847	8,525
Sistema Finance	—	—	22,796,040	7,503	22,758,872	7,485
Total	—	—	65,308,610	21,466	48,797,719	16,010

Schedule of declared cash dividends

	2022	2021	2022
Dividends declared (including dividends on treasury shares of 9,318, 12,082 and 6,936 respectively)	66,334	74,049	58,948
Dividends, RUB per ADS	67.70	74.12	59.00
Dividends, RUB per share	33.85	37.06	29.50

MGTS Group
SHAREHOLDERS' EQUITY
Schedule of financial information for non-controlling interest

MGTS	2022	2021	2020
Non-controlling interests opening balance	(4,909)	(4,055)	(3,328)
Profit for the year attributable to non-controlling interests	(869)	(803)	(675)
Dividends to non-controlling interests	—	—	—
Other	(52)	(51)	(52)
Non-controlling interests closing balance	(5,830)	(4,909)	(4,055)

Schedule of financial information for non-controlling interest in balance sheet

	December 31,
MGTS	2022	2021
Current assets	34,752	34,282
Non-current assets	70,279	57,631
Current liabilities	(12,778)	(13,497)
Non-current liabilities	(14,940)	(17,691)

Schedule of financial information for non-controlling interest in profit and loss

	Year ended December 31,
MGTS	2022	2021	2020
Revenue, gross of intercompany	(43,015)	(41,255)	(41,103)
Profit for the year, gross of intercompany	(15,381)	(14,203)	(11,811)